LONG-TERM SUBORDINATED NOTES (Tables)	12 Months Ended
Dec. 31, 2025
Long-Term Debt, Unclassified [Abstract]
Schedule of Outstanding Fixed to Floating Rate Long Term Subordinated Notes
The table below displays Holdings’ outstanding fixed to floating rate long-term subordinated notes (“Subordinated Notes Issued 2007”). Fair value is based on quoted market prices, but due to limited trading activity, the Subordinated Notes Issued 2007 are considered Level 2 in the fair value hierarchy.

			Maturity Date		December 31, 2025		December 31, 2024
(Dollars in millions)	Date Issued	Original Principal Amount	Scheduled	Final	Consolidated Balance Sheet Amount	Fair Value	Consolidated Balance Sheet Amount	Fair Value
Subordinated Notes Issued 2007	4/26/2007	$400	5/15/2037	5/1/2067	$218	$208	$218	$215

Schedule of Interest Expense Incurred Long Term Subordinated Notes
Interest expense incurred in connection with the long-term Subordinated Notes Issued 2007 is as follows for the periods indicated:

	Years Ended December 31,
(Dollars in millions)	2025	2024	2023
Interest expense incurred	$15	$17	$17